FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2008

                  Date of reporting period: June 30, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                                Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2008
                                   (unaudited)



            Principal                                             Security
             Amount                                             Description                           Value  (a)

   Commercial Paper (46.5%)
   Automotive  (4.0%):
             $  20,000,000  Toyota Motor Credit Corp., 2.63%, 09/18/08                            $     19,884,572
                                                                                              ---------------------

   Banks  (12.1%):
                20,000,000  Bank of America, 2.76%, 07/24/08                                            19,964,733
                20,000,000  Citigroup, Inc., 2.64%, 09/22/08                                            19,878,267
                20,000,000  Wells Fargo, 2.40%, 09/04/08                                                19,913,333

                                                                                              ---------------------
                                                                                                        59,756,333
                                                                                              ---------------------
   Brokerage  (6.1%):
                20,000,000  Merrill Lynch & Co., 4.49%, 05/20/09*                                       19,956,284
                10,000,000  Morgan Stanley Dean Witter, 2.30%, 12/12/08                                  9,895,222

                                                                                              ---------------------
                                                                                                        29,851,506
                                                                                              ---------------------

   Finance  (12.1%):
                20,000,000  AIG Funding, 2.70%, 11/24/08                                                19,781,000
                20,000,000  American Express Credit Corp., 2.50%, 12/12/08                              19,772,222
                20,000,000  General Electric Capital Corp., 2.31%, 08/04/08                             19,956,367

                                                                                              ---------------------
                                                                                                        59,509,589
                                                                                              ---------------------

   Foreign Banks  (8.1%):
                20,000,000  Barclays US Funding Corp., 3.60%, 07/17/08                                  19,968,000
                20,000,000  Calyon NA, Inc., 2.66%, 09/12/08                                            19,892,122

                                                                                              ---------------------
                                                                                                        39,860,122
                                                                                              ---------------------

   Insurance  (4.1%):
                20,000,000  Prudential Funding Corp., 2.42%, 07/08/08                                   19,990,589
                                                                                              ---------------------


   Total Commercial Paper                                                                              228,852,711
                                                                                              --------------------

   U. S. Government Agency Obligations (10.3%):
                20,000,000  Federal Home Loan Bank, 2.14%, 08/04/08                                     19,959,578
                30,000,000  Federal Home Loan Mortgage Corp., 4.75%, 03/05/09                           30,576,591

                                                                                              --------------------
   Total U. S. Government Agency Obligations                                                            50,536,169
                                                                                              --------------------

   Corporate Bond  (2.0%):
                10,000,000  Morgan Stanley, 3.875%, 01/15/09                                            10,029,470
                                                                                              ---------------------

   Municipal Securities  (14.8%):
                15,000,000  California Housing Finance Agency, 2.58%,
                             08/01/31 VRDO**                                                            15,000,000
                 5,095,000  Connecticut State Housing Finance Agency,
                             6.00%, 11/15/27 VRDO**                                                      5,095,000
                            Michigan Municipal Bond Authority School
                             Loan Revolving Fund, 3.00%, 09/01/48
                 3,000,000  VRDO**                                                                       3,000,000
                            Michigan Municipal Bond Authority School
                             Loan Revolving Fund, 3.00%, 09/01/48
                19,175,000  VRDO**                                                                      19,175,000
                20,000,000  New York, NY, General Obligation, 2.60%,
                             08/01/19  VRDO**                                                           20,000,000
                10,695,000  Wisconsin Housing and Economic Development
                             Authority, 2.61%, 03/01/28  VRDO**                                         10,695,000

                                                                                              ---------------------
                                                                                                        72,965,000
                                                                                              ---------------------

   Repurchase Agreements  (25.2%):
                54,000,000  Banc of America, 2.35%, 07/01/08                                            54,000,000
                            (Proceeds of $54,003,525 to be received at maturity,
                             Collateral: $55,365,000
                            Federal Home Loan Bank. 2.20% due 04/09/09; the
                            collateral fair value plus interest
                            receivable equals $55,365,615)
                70,000,000  Barclays Capital, Inc., 2.40%, 07/01/08                                     70,000,000
                            (Proceeds of $70,004,667 to be received at maturity,
                            Collateral: $68,600,000
                            Federal National Mortgage Association 6.11% due
                            8/24/27; the collateral fair value
                            equals $71,869,114)

                                                                                               --------------------
   Total Repurchase Agreements                                                                         124,000,000
                                                                                               --------------------

             Shares
   Investment Company  (0.2%):
                   835,717  JP Morgan U.S. Government Money Market Fund,
                             Capital Shares                                                                835,717
                                                                                                 ------------------

   Total Investments (Amortized Cost $487,219,067***)  - 99.0%                                         487,219,067

   Other assets less liabilities - 1.0%                                                                  5,140,903
                                                                                                  ----------------
   NET ASSETS  - 100.0%                                                                             $  492,359,970
                                                                                                  ================
   ------------

*    Variable interest rate- subject to periodic change.

** Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

***  Cost for Federal income tax and financial reporting purposes is identical.

                                                               Percent of
                      Portfolio Distribution                   Portfolio

                      Commercial Paper                         47.0 %

                      U. S. Government Agency Obligations      10.4

                      Corporate Bond                            2.0

                      Municipal Securities                     15.0

                      Repurchase Agreements                    25.4

                      Investment Company                        0.2
                                                               -------

                                                               100.0 %
                                                               =======

                 See accompanying notes to financial statements.

                                Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures Are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.) Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of June 30, 2008:

                                                            Investments in
 Valuation Inputs                                             Securities


 Level 1 - Quoted Prices                                  $            -
 Level 2 - Other Significant Observable Inputs            $  487,219,067
 Level 3 - Significant Unobservable Inputs                $            -
                                                         ---------------
 Total                                                    $  487,219,067
                                                         ===============










                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2008
                                   (unaudited)


    Principal                             Security                           Moody's/S&P
     Amount                             Description                          Ratings                Value (a)

  MUNICIPAL SECURITIES (99.3%)

  ALABAMA (1.8%)
                       Jefferson County, AL Sewer Revenue Bond,
                       Prerefunded to 2/01/09 @101 VRDO*
   $        2,000,000  5.750%, 02/01/38                                        Aaa/AAA             $  2,060,588

                       Jefferson County, AL Sewer Revenue Bond,
                       Prerefunded to 2/01/09 @101 VRDO*
            2,905,000  5.375%, 02/01/36                                        Aaa/AAA                2,986,841

                                                                                             --------------------
                                                                                                      5,047,429
                                                                                             --------------------

  ARIZONA (0.5%)
                       Maricopa County, AZ School District No. 006 VRDO*
            1,000,000  4.125%, 07/01/08                                        Aaa/AAA                1,000,000

                       Tucson, AZ Industrial Development Authority VRDO*

              425,000  2.250%, 07/15/31                                         Aaa/NR                  425,000

                                                                                             --------------------
                                                                                                      1,425,000
                                                                                             --------------------

  CALIFORNIA (1.6%)
                       ABAG (Association of Bay Area Governments)
                       Financial Authority for Nonprofit Corps. California
                       Multi-Family Revenue Bond, Prerefunded to 07/01/08
                       @102, AMT  VRDO*
            1,010,000  5.500%, 07/01/19                                         NR/AAA                1,030,200

                       Los Angeles, CA, Prerefunded to  7/01/08 @101 VRDO*

              605,000  5.000%, 07/01/23                                        Aa3/AA-                  611,050

                       Upland, CA Housing Authority Multi-Family VRDO*

            2,860,000  1.950%, 09/01/28                                         Aaa/NR                2,860,000

                                                                                             --------------------
                                                                                                      4,501,250
                                                                                             --------------------

  COLORADO (2.7%)
                       Colorado Educational & Cultural Facilities
                       Authority Revenue Bond - National Jewish Federation
                       Series A4 VRDO*
            1,600,000  1.300%, 02/01/35                                         Aaa/NR                1,600,000

                       Colorado Housing & Finance
                       Authority Revenue Bond, Class I,
                       Series A-1VRDO*,
                       SPA: FHLB

            4,360,000  2.200%, 10/01/30                                       VMIG1/A-1+              4,360,000

                       Denver, CO Health, Prerefunded to 12/01/08
                       @ 101 VRDO*
            1,650,000  5.375%, 12/01/28                                        Baa3/BBB               1,690,328

                                                                                             --------------------
                                                                                                      7,650,328
                                                                                             --------------------

   FLORIDA (0.9%)
                       Miami-Dade, FL Public Facilities Revenue Bond,
                       MBIA Insured VRDO*

              750,000  5.000%, 06/01/09                                         Aaa/AA                  765,667

                       Orange County, FL Housing Financial Authority ,
                       FNMA Insured VRDO*

            1,800,000  1.550%, 06/01/25                                         NR/AA                 1,800,000

                                                                                             --------------------
                                                                                                      2,565,667
                                                                                             --------------------

  GEORGIA (0.9%)
                       Atlanta, GA Water & Wastewater Revenue Bond VRDO*

            1,200,000  1.350%, 11/01/41                                        Aaa/AAA                1,200,000

                       De Kalb Hospital, GA VRDO*

            1,400,000  1.500%, 10/01/25                                         Aa2/NR                1,400,000

                                                                                             --------------------
                                                                                                      2,600,000
                                                                                             --------------------

  HAWAII (32.9%)

                       City & County Honolulu, HI VRDO*
            3,600,000  7.350%, 07/01/08                                         Aa2/A                 3,600,000

                       City & County Honolulu, HI VRDO*
            2,700,000  1.700%, 08/05/08                                         P1/A1+                2,700,000

                       City & County Honolulu, HI VRDO*
            5,000,000  5.000%, 07/01/09                                         Aa2/AA                5,154,286

                       City & County Honolulu, HI, ETM VRDO*
            1,995,000  6.000%, 01/01/09                                         Aaa/AA                2,036,924

                       City & County Honolulu, HI, Prerefunded to
                       7/01/09 @101 VRDO*
            1,000,000  5.125%, 07/01/10                                         Aa2/AA                1,041,985

                       City & County Honolulu, HI, Prerefunded to
                       7/01/09 @101 VRDO*
            2,595,000  5.125%, 07/01/18                                         Aa2/AA                2,703,951

                       City & County Honolulu, HI , Prerefunded to
                       09/01/08 @101, Collateral: U.S. Government
                       Securities VRDO*
            1,670,000  5.625%, 09/01/13                                         Aa2/A                 1,680,912

                       City & County Honolulu, HI Series B, MBIA
                       Insured VRDO*

              200,000  5.000%, 07/01/08                                        Aaa/AAA                  200,000

                       Hawaii County, HI, FSA Insured Prerefunded to
                       5/15/09@101 VRDO*

              500,000  5.400%, 05/15/15                                        Aaa/AAA                  520,392

                       Hawaii County, HI, Prerefunded to 5/15/09
                       @101 VRDO*

              545,000  5.625%, 05/15/19                                        Aaa/AAA                  568,769

                       Hawaii Pacific Health Special Purpose VRDO*
                       Radian Insured
           12,400,000  1.600%, 07/01/33                                         A3/AAA               12,400,000

                       Hawaii State, Series CH, FGIC Insured TCRS VRDO*
            3,390,000  6.000%, 11/01/08                                         Aa2/A                 3,441,768

                       Hawaii State Department of Budget and Finance,
                       Special Purpose Revenue Bond (Queens Health
                       Systems) Series B,  Prerefunded to 07/01/08 @101,
                       Collateral: Treasury Strips VRDO*

              750,000  5.250%, 07/01/11                                        Aaa/AAA                 757,500
           10,500,000  5.250%, 07/01/23                                        Aaa/AAA              10,710,000

                       Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Bond (Palama Meat Company)
                       Series A VRDO*, Wells Fargo Insured, AMT
            6,500,000  2.200%, 10/31/29                                         NR/AAA                6,500,000

                       Hawaii State Department of Budget and Finance
                       Special Purpose Revenue Bond (Queens Health
                       Systems) Series C VRDO*, SPA: Bank of America
                       N.A., AMBAC Insured
           25,050,000  4.250%, 07/01/28                                        MIG1/AAA              25,050,000

                       Hawaii State, Series CZ, FSA Insured VRDO*
            1,000,000  5.000%, 07/01/08                                        Aaa/AAA                1,000,000

                       Hawaii State, Series DB VRDO*
            1,000,000  4.000%, 09/01/08                                        Aaa/AAA                1,000,523

                       Hawaii State, FGIC Insured VRDO*

              500,000  6.000%, 09/01/08                                         Aa2/AA                  503,314

                       Hawaii State, FGIC Insured VRDO*
            1,000,000  5.500%, 10/01/08                                         Aa2/AA                1,008,063

                       Hawaii State, FGIC Insured VRDO*
            1,250,000  5.500%, 08/01/08                                         Aa2/AA                1,253,650

                       Hawaii State, FGIC Insured VRDO*
            2,920,000  6.000%, 03/01/09                                         Aa2/AA                3,002,680

                       Hawaii State Highway Revenue Bond, Prerefunded
                       to 7/01/08 @101 Collateral: State & Local
                       Government Series 100% VRDO*
            1,000,000  5.250%, 07/01/14                                        Aa3/AA+                1,010,000

                       Hawaii State Highway Revenue Bond, FGIC Insured
                       Prerefunded to 07/01/08 @101 VRDO*
            1,100,000  5.000%, 07/01/16                                        Aaa/AAA                1,111,000

                       Hawaiian Home Lands Department Hawaii Revenue
                       Bond ETM Collateral U.S. Government Securities VRDO*
            1,310,000  4.150%, 07/01/08                                         A3/NR                 1,310,000

                       Kauai County, HI, Series C VRDO*
            1,355,000  5.900%, 08/01/08                                        Aaa/AAA                1,360,098

                       Maui County, HI VRDO*
            2,000,000  6.000%, 12/15/08                                         Aa2/A                 2,035,515

                                                                                             --------------------
                                                                                                     93,661,330
                                                                                             --------------------
   ILLINOIS (4.7%)
                       Illinois Educational Facilities Authority Revenue
                       Bond VRDO*
            2,245,000  1.580%, 12/01/25                                         Aaa/NR                2,245,000

                       Peoria County, IL Community Unit School District
                       No. 323 VRDO*, FSA Insured
            9,000,000  2.200%, 04/01/26                                         Aaa/NR                9,000,000

                       Romeoville, IL Revenue Bond VRDO*
            2,100,000  1.300%, 10/01/36                                         Aaa/NR                2,100,000

                                                                                             --------------------
                                                                                                     13,345,000
                                                                                             --------------------

   KENTUCKY (1.2%)
                       Breckenridge County, KY Lease Program Revenue VRDO*
            3,500,000  1.450%, 02/01/31                                         Aa1/NR                3,500,000
                                                                                             --------------------


   MICHIGAN (0.7%)

                       Michigan Higher Education Facility Authority,
                       Hope College VRDO*

              665,000  1.300%, 11/01/36                                         Aa2/NR                  665,000

                       Michigan State Hospital Financial Authority
                       Revenue Bond VRDO*
            1,315,000  1.250%, 11/01/18                                         Aa2/AA                1,315,000

                                                                                             --------------------
                                                                                                      1,980,000
                                                                                             --------------------

   MINNESOTA (6.1%)
                       Bloomington, MN Multi-Family Revenue Bond VRDO*
            3,000,000  2.250%, 11/15/32                                         Aaa/NR                3,000,000

                       Inver Grove Heights, MN Senior VRDO*
            1,595,000  2.250%, 05/15/35                                         Aaa/NR                1,595,000

                       Minneapolis, MN St. Paul, FSA Insured VRDO*
            1,000,000  2.450%, 08/15/34                                        Aaa/AAA                1,000,000

                       Oak Park Heights, MN Multi-Family Revenue Bond
                       VRDO*, FHLMC Insured
            6,415,000  2.250%, 11/01/35                                         Aaa/NR                6,415,000

                       Plymouth, MN Multi-Family Housing VRDO*
            1,395,000  2.250%, 04/15/33                                         Aaa/NR                1,395,000

                       St. Louis Park, MN Multi-Family Revenue Bond
                       VRDO*, FHLMC Insured
            4,000,000  2.250%, 08/01/34                                         Aaa/NR                4,000,000

                                                                                             --------------------
                                                                                                     17,405,000
                                                                                             --------------------

  MISSOURI (14.6%)
                       Kansas City, MO Industrial Development Authority
                       Multi-Family - Gatehouse Apartments Project VRDO*
            1,260,000  2.250%, 11/15/26                                         Aaa/NR                1,260,000

                       Kansas City, MO Industrial
                       Development Authority Revenue
                       Bond, (Ewing Marion Kaufman
                       Foundation) VRDO*
           12,260,000  1.300%, 04/01/27                                         NR/AAA               12,260,000

                       Missouri State Development Financial Board Lease
                       Revenue Bond VRDO*
            5,420,000  1.300%, 06/01/33                                         Aa1/NR                5,420,000

                       Missouri State Health & Educational Facilities
                       Authority Revenue Bond VRDO*
            7,250,000  1.300%, 11/01/32                                         NR/AA+                7,250,000

                       Missouri State, Health & Educational
                       Facilities Authority Revenue Bond
                       (St. Louis University), Series B
                       VRDO*, SPA: Bank of
                       America N.A.
            6,550,000  1.330%, 10/01/24                                       VMIG1/A-1+              6,550,000

                       Missouri State Health & Educational Facilities
                       Authority Educational Facilities Revenue Bond, St.
                       Louis University, SPA: US Bank NA VRDO*
            2,210,000  1.330%, 07/01/32                                         A1/NR                 2,210,000

                       Missouri State Health & Educational Facilities VRDO*
            1,730,000  2.430%, 10/01/33                                         NR/AA+                1,730,000

                       Missouri State Health & Educational Facilities
                       Authority Revenue Bond, Washington University,
                       Series A, SPA: Dexia Credit Local VRDO*
            1,250,000  1.200%, 02/15/34                                        Aaa/AAA                1,250,000

                       University of Missouri University Revenue
                       Bond-System Facilities Series A VRDO*
            1,300,000  1.250%, 11/01/31                                         Aa2/AA                1,300,000

                       University of Missouri University System
                       Facilities Revenue Bond, Series B VRDO*
            2,300,000  1.250%, 11/01/30                                       VMIG1/A-1+              2,300,000

                                                                                             --------------------
                                                                                                     41,530,000
                                                                                             --------------------

   NEVADA (0.6%)
                       Henderson, NV Health Care Facilities Revenue
                       Bond, Prerefunded to 07/01/08 @101 VRDO*
            1,670,000  5.250%, 07/01/18                                          A2/A                 1,686,700
                                                                                             --------------------

   NEW YORK (4.6%)
                       Long Island, NY Power Authority
                       Revenue Bond, Series 1A
                       VRDO*, LOC:  80% Bayerische Landesbank;
                       20% Landesbank Baden-Wurttemberg
            9,000,000  2.200%, 05/01/33                                       VMIG1/A-1+              9,000,000

                       New York, NY, Prerefunded to 5/01/09 @101 VRDO*
            2,940,000  5.000%, 05/01/29                                        Aa1/AAA                3,045,355

                       New York State Housing - Liberty Street, FHLMC
                       Insured VRDO*
            1,070,000  1.700%, 05/01/35                                         Aaa/NR                1,070,000

                                                                                             --------------------
                                                                                                     13,115,355
                                                                                             --------------------
  NORTH CAROLINA (9.0%)
                       Concord, NC Utility Systems
                       Revenue Bond, Series B
                       VRDO*, SPA: Wachovia Bank, FSA Insured
            9,720,000  2.050%, 12/01/22                                        VMIG1/NR               9,720,000

                       Durham, NC Public Improvement Project,
                       VRDO*, SPA: Wachovia Bank of North Carolina
            1,425,000  2.100%, 02/01/09                                       VMIG1/A-1+              1,425,000
            2,975,000  2.100%, 02/01/11                                       VMIG1/A-1+              2,975,000
            1,270,000  2.100%, 02/01/12                                       VMIG1/A-1+              1,270,000
            1,475,000  2.100%, 02/01/13                                       VMIG1/A-1+              1,475,000

                       North Carolina Capital Facilities Finance
                       Agency (Thompson's Children Home) VRDO*
            1,080,000  1.550%, 12/01/20                                        NR/NR**                1,080,000

                       North Carolina Educational Facilities Finance
                       Agency (Wingate University) Series 19999 VRDO*
            4,240,000  1.500%, 05/01/22                                         Aaa/NR                4,240,000

                       North Carolina Medical VRDO*
            2,000,000  1.400%, 11/15/28                                         Aaa/AA                2,000,000

                       North Carolina Medical Care Community VRDO*
            1,400,000  1.520%, 02/01/22                                         Aa1/NR                1,400,000

                                                                                             --------------------
                                                                                                     25,585,000
                                                                                             --------------------

  OREGON (2.2%)
                       Oregon State Facilities Authority Revenue
                       Peacehealth VRDO*
            5,000,000  1.550%, 05/01/47                                         NR/AAA                5,000,000

                       Oregon State Health Housing Educational &
                       Cultural VRDO*
            1,300,000  2.050%, 12/01/15                                         NR/AAA                1,300,000

                                                                                             --------------------
                                                                                                      6,300,000
                                                                                             --------------------

  PENNSYLVANIA (1.2%)
                       Emmaus, PA General Authority VRDO*
            1,300,000  1.500%, 03/01/24                                         NR/AA+                1,300,000

                       Philadelphia, PA Hospitals and Higher Education
                       Revenue Bond VRDO*
            2,150,000  1.250%, 07/01/25                                         Aa2/AA                2,150,000

                                                                                             --------------------
                                                                                                      3,450,000
                                                                                             --------------------

  TENNESSEE (1.7%)
                       Hamilton, TN, Prerefunded to 11/01/08 @101 VRDO*
            2,500,000  5.300%, 11/01/15                                         Aa1/NR                2,552,102

                       Met Gov Nashville & Davidson County, TN Prerefunded
                       to 5/15/09 @101 VRDO*
            2,150,000  5.125%, 11/15/12                                         Aa2/AA                2,231,565

                                                                                             --------------------
                                                                                                      4,783,667
                                                                                             --------------------

  TEXAS (3.9%)
                       Harris County, TX Health Facilities Development VRDO*

              800,000  1.300%, 05/15/29                                        Aaa/AAA                  800,000

                       Harris County, TX Revenue Bond, Prerefunded to
                       08/01/08 @100 VRDO*
            3,000,000  5.000%, 08/01/33                                        Aa1/AA+                3,005,177

                       Houston, TX, Prerefunded to 2/15/09 @100 VRDO*
            3,000,000  5.250%, 02/15/18                                        Aaa/AAA                3,061,175

                       Travis County, TX Housing Financial Corp. VRDO*
            4,100,000  2.250%, 12/15/29                                         Aaa/NR                4,100,000

                                                                                             --------------------
                                                                                                    10,966,352
                                                                                             --------------------

   VIRGINIA (3.3%)
                       University of Virginia Revenue
                       Bond, Series A VRDO*
            7,315,000  2.050%, 06/01/34                                       VMIG1/A-1+              7,315,000

                       Virginia Commonwealth, Prerefunded to 5/15/09
                       @101 VRDO*
            1,000,000  5.700%, 05/15/19                                        Aa1/AA+                1,042,710

                       York County, VA, Prerefunded to 6/01/09 @101 VRDO*
            1,000,000  5.875%, 06/01/24                                         Aa3/NR                1,045,285

                                                                                             -------------------
                                                                                                     9,402,995
                                                                                             -------------------

   WASHINGTON (0.3%)
                       Seattle, WA, Prerefunded to 12/15/08 @100 VRDO*

              935,000  5.125%, 12/15/28                                        Aaa/AAA                 948,993
                                                                                             -------------------

   WISCONSIN (0.4%)
                       Green Bay, WI, Prerefunded to 6/01/09 @100 VRDO*

              950,000  5.250%, 06/01/24                                         Aa2/NR                 979,208
                                                                                             -------------------


   PUERTO RICO (3.5%)
                       Puerto Rico Commonwealth VRDO*, FSA Insured
            3,000,000  1.100%, 07/01/29                                        Aaa/AAA               3,000,000

                       Puerto Rico  Commonwealth  Highway &  Transportation
                       Authority  Transportation  Revenue Series A,
                       Revenue Bond, AMBAC Insured,  Prerefunded to
                       07/01/08 @101,  Collateral:  State & Local Government
                       Series 100% VRDO*
            4,860,000  5.000%, 07/01/28                                        Aaa/AAA               4,908,600

                       Puerto Rico Commonwealth Refunding Series A-6 VRDO*
            1,000,000  1.800%, 07/01/33                                        Aaa/AA+               1,000,000

                       Puerto Rico Electric Power Authority Power Revenue
                       Bond, Series DD, FSA Insured, Prerefunded to
                       07/01/08 @101.50 VRDO*
            1,000,000  5.000%, 07/01/28                                        Aaa/AAA               1,015,000

                                                                                             -------------------
                                                                                                     9,923,600
                                                                                             -------------------
     Shares
   INVESTMENT COMPANIES  (0.2%)

              558,000  Dreyfus Tax-Exempt Cash Management Money Market,
                       Institutional Shares                                                            558,000

               63,000  Goldman Sachs Financial Square Tax-Free Money Market
                       Fund Institutional Shares                                                        63,000

                                                                                             -----------------
                                                                                                       621,000
                                                                                             -----------------

                       Total Investments (Amortized Cost $282,973,874***) - 99.5%                  282,973,874
                       Other assets less liabilities- 0.5%                                           1,536,337
                                                                                          --------------------
                       NET ASSETS-100.0%                                                       $   284,510,211
                                                                                          ====================
____________

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Fitch rating- AA-/F1+

*** Cost for Federal income tax and financial reporting purposes is identical.

                                                    Percent of
        Portfolio Distribution (unaudited)          Portfolio

        Alabama                                        1.8   %

        Arizona                                        0.5

        California                                     1.6

        Colorado                                       2.7

        Florida                                        0.9

        Georgia                                        0.9

        Hawaii                                         33.1

        Illinois                                       4.7

        Investment Companies                           0.2

        Kentucky                                       1.2

        Michigan                                       0.7

        Minnesota                                      6.2

        Missouri                                       14.7

        Nevada                                         0.6

        New York                                       4.6

        North Carolina                                 9.1

        Oregon                                         2.2

        Pennsylvania                                   1.2

        Puerto Rico                                    3.5

        Tennessee                                      1.7

        Texas                                          3.9

        Virginia                                       3.3

        Washington                                     0.3

        Wisconsin                                      0.4
                                                      ------

                                                     100.0 %
                                                   =========

          PORTFOLIO ABBREVIATIONS:
          AMBAC - American Municipal Bond Assurance Corp.
          AMT - Alternative Minimum Tax
          ETM- Escrowed to Maturity
          FGIC - Financial Guaranty Insurance Corporation
          FHLB - Federal Home Loan Bank
          FHLMC - Federal Home Loan Mortgage Corp.
          FNMA - Federal National Mortgage Association
          FSA - Financial Security Assurance
          GO- General Obligation
          LOC - Letter of Credit
          MBIA- Municipal Bond Investors Assurance
          NR - Not Rated
          SPA - Standby Bond Purchase Agreement
          TCRS- Transferable Custodial Receipts
          VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of June 30, 2008:

                                                              Investments in
 Valuation Inputs                                               Securities
                                                             $
 Level 1 - Quoted Prices                                     $           -
 Level 2 - Other Significant Observable Inputs               $ 282,973,874
                                                             $           -
 Level 3 - Significant Unobservable Inputs                  --------------
 Total                                                       $ 282,973,874
                                                            ==============

(c) Recent Development

Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.









                         U.S. Government Securities Cash
                                  Assets Trust
                             Schedule of Investments
                                  June 30, 2008
                                   (Unaudited)

                                 Principal                     Security
                                 Amount                        Description                     Value  (a)
                                 ------                        -----------                     -----

U.S. Government Agencies (100.0%):

Federal Farm Credit Bank (11.4%):
                          $          100,000,000  3.60%, 01/14/09                     $         100,855,212
                                      25,000,000  2.11%, 03/12/10 (A)                            24,950,233
                                      80,000,000  2.22%, 06/17/10 (A)                            80,000,000

                                                                                       ---------------------
                                                                                                205,805,445
                                                                                       ---------------------

Federal Home Loan Bank  (88.6%):
                                      150,000,000  2.00%, 07/01/08                              150,000,000
                                      215,622,000  2.10%, 07/07/08                              215,546,353
                                      135,000,000  2.07%, 07/09/08                              134,937,978
                                      225,000,000  2.15%, 07/11/08                              224,865,833
                                      168,000,000  2.06%, 07/16/08                              167,856,150
                                      156,750,000  2.01%, 07/23/08                              156,557,424
                                      240,000,000  2.10%, 07/25/08                              239,664,000
                                       80,000,000  2.14%, 08/04/08                               79,838,311
                                       50,000,000  2.33%, 08/27/08                               49,815,542
                                       80,000,000  1.96%, 08/29/08                               79,743,022
                                      100,000,000  2.08%, 09/03/08                               99,630,222
                                                                                       ----------------------
                                                                                              1,598,454,835
                                                                                       ----------------------

Total U.S. Government Agencies                                                                1,804,260,280
                                                                                     ------------------------

                                         Shares
Investment Company (0.1%):
                                                          JP Morgan U.S.
                                                          Government Money
                                         595,288          Market Fund, Capital
                                                          Shares                                    595,288
                                                                                   --------------------------

Total Investments (Amortized Cost $1,804,855,568*)  - 100.1%                                  1,804,855,568

Other assets less liabilities - (0.1)%                                                           (1,258,148)
                                                                                                 -----------
NET ASSETS   -   100.0%                                                                    $  1,803,597,420
                                                                                        ===================
------------

* Cost for Federal income tax and financial reporting purposes is identical.

(A) Variable interest rate- subject to periodic change.

                                                          Percent of
Portfolio Distribution                                    Portfolio

U.S. Government Agencies                                    100.0 %

Investment Company                                            0.0
                                                        ------------

                                                            100.0 %
                                                        ============

                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.) Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of June 30, 2008:

                                                          Investments in
 Valuation Inputs                                          Securities


 Level 1 - Quoted Prices                               $                  -
 Level 2 - Other Significant Observable Inputs         $      1,804,855,568
 Level 3 - Significant Unobservable Inputs             $                  -
                                                      ---------------------
 Total                                                 $      1,804,855,568
                                                      =====================










Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).








                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 27, 2008